Note 12 - Capital Stock	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Equity [Text Block]
12.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Common Shares having one vote per share.

The following table provides a summary of total capital stock issued and outstanding:

	Common Shares
	Number	Amount

Balance, December 31, 2025	45,722,486	$1,006,554